SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Other Comprehensive Income (Loss), Net of Income Taxes	133	5,042	70	(1,950)
Comprehensive Loss	(18,668)	(209,592)	(131,469)	(402,825)
Parent Company Issuer
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(18,801)	(214,634)	(131,539)	(400,875)
Other Comprehensive Income (Loss), Net of Income Taxes	133	5,042	70	(1,950)
Comprehensive Loss	(18,668)	(209,592)	(131,469)	(402,825)
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(3,999)	(373,689)	(78,592)	(464,267)
Other Comprehensive Income (Loss), Net of Income Taxes	315	16,635	(367)	15,917
Comprehensive Loss	(3,684)	(357,054)	(78,959)	(448,350)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	(1,587)	(446,070)	(16,722)	(503,102)
Other Comprehensive Income (Loss), Net of Income Taxes	338	(995)	(47)	15,965
Comprehensive Loss	(1,249)	(447,065)	(16,769)	(487,137)
Eliminations
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE LOSS
Net (Loss) Income	5,586	819,759	95,314	967,369
Other Comprehensive Income (Loss), Net of Income Taxes	(653)	(15,640)	414	(31,882)
Comprehensive Loss	$ 4,933	$ 804,119	$ 95,728	$ 935,487